PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment.
Gross property, plant and equipment	$ 636.8	$ 744.3
Less: Accumulated depreciation	(332.2)	(372.4)
Net property, plant and equipment	304.6	371.9
Depreciation	65.5	63.9	$ 70.4
Property
Property, plant and equipment.
Gross property, plant and equipment	36.4	37.2
Plant
Property, plant and equipment.
Gross property, plant and equipment	144.3	161.9
Equipment
Property, plant and equipment.
Gross property, plant and equipment	$ 456.1	$ 545.2